Bank Borrowings (Details)			6 Months Ended				12 Months Ended
	Sep. 24, 2024	Nov. 30, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 HKD ($)	Nov. 30, 2021 HKD ($)
Bank Borrowings [Line Items]
Trade financing			$ 4,480,918	$ 35,000,000
Interest rate percentage			3.75%	3.75%
Long-term obligation amount			$ 3,036,426				$ 3,225,899
Guarantee commitment			12,000,000					$ 96,100,000
Revolving trade financing			5,195,624				5,178,003
Account payable financing		$ 1,344,275									$ 10,500,000
Cash deposit			376,972					$ 2,944,490
Interest expense			117,354		$ 144,234	$ 170,338
Repayment of bank loans			2,067,351		$ 3,105,648	$ 7,584,920
Hong Kong Interbank Offered Rate [Member]
Bank Borrowings [Line Items]
Instalment loan			$ 4,294,656	$ 33,545,132
Interest rate percentage			2%	2%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Outstanding principal			$ 3,276,257
Repayment of debt			$ 239,831
Bank Loans [Member]
Bank Borrowings [Line Items]
Weighted average annual interest rates for the bank loans			4.52%		6.47%	5.34%		4.52%
Hong Kong Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
U.S. Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
Singapore Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Installment loan			$ 3,276,257				3,416,955
DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate percentage	3.50%	3.75%
DBS Banking Facility [Member] | Hong Kong Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage	1.75%	2.00%
Revolving Credit Facility [Member]
Bank Borrowings [Line Items]
Revolving trade financing			$ 1,919,367				$ 1,761,048
Hong Kong Interbank Offered Rate [Member] | DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate percentage		2.00%
Maximum [Member]
Bank Borrowings [Line Items]
Account payable financing									$ 1,337,597	$ 10,500,000
Minimum [Member]
Bank Borrowings [Line Items]
Account payable financing									$ 573,256	$ 4,500,000